INCOME TAXES (Schedule of Loss before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Domestic (Israel)	$ 28,799	$ 23,588	$ 37,939
Foreign	(740)	(989)	(873)
Loss before taxes on income	$ 28,059	$ 22,599	$ 37,066